Preferred And Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012	Aug. 31, 2012	Nov. 19, 2010	Oct. 29, 2010	Sep. 17, 2010	Sep. 02, 2010
Preferred Stock General [Abstract]
Preferred Stock Shares Authorized		10,000,000	10,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001
Preferred Series C [Abstract]
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Common Stock Convertion Ratio	7,676
Fair Value Series C Preferred Stock	$ 30,474
Common Stock Price on March 30, 2011	$ 3.97
Preferred Series A [Abstract]
Series A Convertible Preferred Stock number of stock issued									3,000
Series A Convertible Preferred Stock fair value									5,619
Series A Preferred Stock Fair Value recorded as Transaction Costs									5,619
Series A Convertible Preferred Stock Distribution Scheme									in tranches of 300 shares every six months commencing on June 30, 2011 and ending on December 15, 2015
Series A Convertible Preferred Stock convertion price after distribution									$ 35
Automatic Conversion Price Series Preferred Stock									$ 25
Preferred Series B [Abstract]
Series B Convertible Preferred Stock number of shares issued								540
Series B Convertible Preferred Stock Fair Value								1,649
Series B Convertible Preferred Stock Dividend per annum								2.00%
Series B Convertible Preferred Stock Dividend Start Payment Date								Jan. 01, 2011 and upon declaration by the Company's Board commences payment on March 31, 2011
Series B Convertible Preferred Stock Convertion Scheme								30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock
Preferred Stock Outstanding
Preferred Stock Shares Issued		4,540	4,540
Convertible preferred stock		600
Fees incurred in connection with issuance preferred stock		0	0	1,805
Redeemable Convertible Preferred Stock [Abstract]
Series D Convertible Preferred Stcok Issued August 31, 2012						300
Series D Convertible Preferred Stock Issued October 31, 2012					300
Series D Convertible Preferred Stock Aggregate Number of Shares		600
Series D Convertible Preferred Stock 600 shares issued and outstanding with $6,000 redemption amount		6,000
Series D Convertible Preferred Stock Dividend Rate Per Annum		6.00%
Series D Convertible Preferred Stock Mandatory Convertion Scheme		30 months after the issuance, at a price per share of common stock equal to $10.00
Series D Convertible Preferred Stock Convertion Scheme at Stockholder's Option		prior to the scheduled maturity date at a price of $7.00 per share of common stock
Series D Convertible Preferred Stock Redemption Scheme		18 months after the issuance, at par payable at up to 12 equal quarterly installments
Common Stock [Abstract]
Common Stock Issued During Public Offering November 2010							6,500,000
Common Stock Issued During Public Offering November 2010 Price per Share							$ 5.5
Gross Proceeds Common Stock Public Offering November 2010							35,750
Public Offering November 2010 Underwritting discount							1,787
Public Offering November 2010 Offering Costs							561
Public Offering November 2010 Proceeds Including Underwritting Discount and Excluding Offering Costs							33,963
Common Stock Exchanged For 1,000 Series C Preferred Shares, Number Stock	7,676,000
Preferred Shares Issued, Net Expenses, Number Preferred Stock	1,000
Common Stock Shares Authorized		250,000,000	250,000,000
Common Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001
Warrants [Abstract]
Number of Public Warrants Exercised on a Cashless Basis										19,246,056
Percentage Outstanding Warrants Exercised										76.13%
Cashless Excersise Exchange Rate										4.25 public warrants for one share of common stock
Warrant Program Gross Proceeds										78,342
Public Warrants Exercised Cash Basis										15,950
Private Warrants Exercised Cash Basis										13,850,000
Warrant Program Cash Exercise Price										$ 5.65
Total Expenses Associated With Warrant Program										3,364
Warrants Exercised By Officers Of Navios Acquisition										15,000
Warrants Exercised by Directors of Navios Acquisition										75,000
Shares of Common Stock Issued During Warrant Program										18,412,053
Public Warrants Outstanding		6,037,994		6,037,994
Number of Units Included In Warrants		12,752
Incremental Fair Value Securities Offered To Induce Warrants Exercised		$ 0	$ 0	$ 647